Line of Credit (Details) - USD ($)			1 Months Ended	9 Months Ended	12 Months Ended
	Oct. 31, 2019	Jul. 13, 2018	Jan. 31, 2021	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Line of Credit Facility [Line Items]
Floating interest rate percentage				0.75%
Line of credit facility paid			$ 3,012,000
Revolving Line of Credit Agreement [Member]
Line of Credit Facility [Line Items]
Line of credit		$ 2,000,000		$ 5,000,000	$ 3,012,000	$ 2,317,000
Line of credit, maturity date		Jul. 13, 2020		Jul. 13, 2021
Revolving Line of Credit Amendment [Member]
Line of Credit Facility [Line Items]
Line of credit	$ 5,000,000
Line of credit, maturity date	Jul. 13, 2021
LIBOR [Member]
Line of Credit Facility [Line Items]
Description of annual interest rate				LIBOR Daily Floating	LIBOR Daily Floating
Floating interest rate percentage					0.75%